RISK AND CAPITAL MANAGEMENT: FINANCIAL INSTRUMENTS (Narrative) (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Working capital	$ (14,313)	$ 68,995
Market Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Potential change in market prices	10.00%
Value at risk	$ 1,534
Currency Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Potential change in market prices	10.00%
Value at risk	$ 2,930